Non-Marketable Equity Securities	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Non-Marketable Equity Securities
5.
Non-marketable
equity securities
The Company has an investment in NeuBase common stock with restrictions on the sale or transfer of the shares. Fair value is determined using alternative pricing sources and models utilizing market observable inputs. The Company reports the restricted equity securities as non-marketable
equity securities on the balance sheet, and determines current or non-current
classification based on the expected duration of the restriction.
The
Company recorded a cumulative net unrealized loss of
 $645 in other expense for the
nine
months ended September 30, 2021. The carrying value is measured as the total initial cost, less the cumulative net unrealized loss. The carrying value of the non-marketable
equity securities as of September 30, 2021, is summarized below.

Initial cost as of April 26, 2021	$1,759
Change in fair value	(645)

Balance as of September 30, 2021	$1,114